Cambria ETF Trust

Cambria Venture ETF (COWE)

(the “Fund”)

Supplement dated June 29, 2026 to the Fund’s Statutory Prospectus and Statement of Additional Information (“SAI”) dated September 1, 2025, as each may be amended or supplemented

The following information supplements, and should be read in conjunction with, the Fund’s Statutory Prospectus and SAI:

Effective immediately, the Fund’s trading symbol is updated to CNVA. Accordingly, any reference in the Fund’s Statutory Prospectus and SAI to its previous trading symbol is hereby replaced with a reference to its new trading symbol.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CIM-COWE-SMP-0626